Note 4 - Cash, Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Table Text Block]
	2020	2019
Cash and cash equivalents	$4,210	$1,446
Restricted cash	3,885	7,185
Cash, cash equivalents and restricted cash	$8,095	$8,631